UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Judy K. Mencher
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ Judy K. Mencher	Wellesley, MA	November 15, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	60,111

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT		OTHR		VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


AMC ENTMT INC	COM	001669100	99	9,400	SH		SOLE		9,400
AT&T CDA INC	DEPS RCPT
	CL B	00207Q202	725	25,000	SH		SOLE		25,000
AETHER SYS INC	SUB NT CV
	6%05	00808VAA3	295	500	SH		SOLE		500
AGNICO-EAGLE MINES LTD	COM	008474108	52	5,000	SH		SOLE		5,000
AMERISTAR CASINOS INC	COM	03070Q101	176	13,500	SH		SOLE		13,500
ARGOSY GAMING CO	COM	040228108	393	15,000	SH		SOLE		15,000
BOYD GAMING CORP	COM	103304101	360	81,000	SH		SOLE		81,000
D.R. HORTON INC	SR NT CV
	ZERO 21	23331AAH2	1,031	2,000	SH		SOLE		2,000
EMC CORP MASS	COM	268648102	176	15,000	SH		SOLE		15,000
E TRADE GROUP INC 	COM	269246104	61	10,000	SH		SOLE		10,000
FIBERNET TELECOM GRP INC	COM	315653105	30	126,400	SH		SOLE		126,400
FORBES MEDI-TECH INC	COM	344907100	87	65,700	SH		SOLE		65,700
FREEPORT-MCMORAN	CL A	35671D105	99	10,000	SH		SOLE		10,000
FRONTIER AIRLINES INC	COM	359065109	15,789	1,906,943	SH		SOLE		1,906,943
FUSION MED TECHNOLOGIES	COM	361128101	143	31,700	SH		SOLE		31,700
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	9,777	45,405	SH		SOLE		45,405
LUCENT TECHNOLOGIES INC	COM	549463107	86	15,000	SH		SOLE		15,000
METRETEK TECHNOLOGIES 	COM 	59159Q107	511	600,000	SH		SOLE		600,000
PTEK HLDGS INC	COM	69366M104	2,115	819,660	SH		SOLE		819,660
PENN TRAFFIC CO	COM NEW	707832200	20,439	4,096,069	SH		SOLE		4,096,069
PINNACLE ENTMT INC	COM	723456109	30	5,000	SH		SOLE		5,000
PLACER DOME INC.	COM	725906101	65	5,000	SH		SOLE		5,000
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	3,988	11,000	SH		SOLE		11,000
TVX GOLD INC	COM NEW	87308K200	835	1,545,707	SH		SOLE		1,545,707
TRIKON TECHNOLOGIES INC	COM NEW	896187408	2,341	277,398	SH		SOLE		277,398
VENTAS INC	COM	92276F100	146	13,500	SH		SOLE		13,500
WMS INDS INC	COM	929297109	262	15,000	SH		SOLE		15,000
GRAND TOTAL	60,111	9,765,882	9,765,882
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